5. Risk management (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Risk Management
Borrowings and financing	R$ 13,244,709	R$ 13,152,796	R$ 12,100,966	R$ 11,964,143
(-) Cash and cash equivalents	(2,253,210)	(3,029,191)	(2,283,047)	(1,886,221)
Net debt	10,991,499	10,123,605
Total equity	21,635,783	19,551,688	R$ 17,513,009	R$ 15,419,211
Total capital (shareholders + providers of capital)	R$ 32,627,282	R$ 29,675,293
Leverage ratio	34.00%	34.00%